CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,786	$ 117
Accounts receivable	0	29
Restricted cash	250	0
Prepaid expenses and other current assets	1,313	204
Total current assets	10,349	350
Property and equipment, net	14,670	15,521
Operating lease right-of-use assets, net	89	362
Capitalized software, net	90	97
Total assets	25,198	16,330
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $401 and $81 as of September 30, 2023 and December 31, 2022, respectively)	12,965	2,652
Convertible promissory notes, current	0	11,392
Convertible promissory notes, due to related parties	0	263
Revolving line of credit	4,931	0
Related party loan, current	300	0
Operating lease liability	96	379
Other current liabilities (including related party amounts of $160 and zero, as of September 30, 2023 and December 31, 2022, respectively)	355	55
Forward purchase derivative liability	20,201	0
Total current liabilities	38,848	14,741
Related party loans	5,000	0
Deferred tax liability	26	26
Derivative warrant liabilities	12,255	0
Senior convertible promissory notes, noncurrent, due to related parties	9,707	0
Total liabilities	65,836	14,767
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 500,000,000 authorized shares as of each of September 30, 2023 and December 31, 2022; 21,888,976 and 13,303,795 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	2	1
Additional paid-in capital	120,799	80,738
Subscription receivable	(32,915)	0
Accumulated deficit	(128,524)	(79,176)
Total stockholders' equity (deficit)	(40,638)	1,563
Total liabilities and stockholders' equity (deficit)	$ 25,198	$ 16,330